[AETOS ALTERNATIVES MANAGEMENT, LP LETTERHEAD]

VIA EDGAR

June 3, 2019

Securities and Exchange Commission

101 F Street, NE

Washington, D.C. 20549

Re:  Aetos Distressed Investment Strategies Fund, LLC

File Numbers: 333-216924 & 811-21059

Ladies and Gentlemen:

On behalf of Aetos Distressed Investment Strategies Fund, LLC (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-2, filed on May 21, 2019, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 21, 2019, accession number 0001193125-19-152841.

If you have any questions or comments regarding this filing, please call Matthew A. Press at (212) 878-8521.

Very truly yours,

Aetos Distressed Investment Strategies Fund, LLC

By:	/s/ Reid Conway
Reid Conway Assistant Secretary

cc:         U.S. Securities and Exchange Commission, Division of Investment Management

              Karen Rossotto